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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanderson Asset Management Limited
Address:   Heathcoat House
           20 Savile Row, 6th Floor
           London W1S 3PR, United Kingdom

Form 13F File Number: 28-
                         -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard Cawdron
Title:   Director
Phone:   001-212-223-6502

Signature, Place, and Date of Signing:


/s/ Richard Cawdron                 London, United Kingdom   2/7/07
---------------------------------   [City, State]            [Date]
[Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            1

Form 13F Information Table Value Total:      104,807
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

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           COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
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                                  TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER             CLASS       CUSIP   [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR MFG LTD   Sponsored ADR 874039100   104807 9,588,971 SH       SOLE                9,588,971